GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
GENERAL AND ADMINISTRATIVE EXPENSES
Schedule of general and administrative expenses

	2020	2019
Salaries and employee benefits	$4,042	$5,617
Professional fees	1,674	1,707
Office and other expenses	4,758	8,397
Amortization	446	514
Share-based compensation	2,006	1,322
Total general and administrative expenses	$12,926	$17,557